Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 3,307,005	$ 3,634,587	$ 3,787,878
Net gain (loss) on pension and other postretirement benefit	35,911	10,639	10,590
Cumulative translation adjustment	(22,865)	(14,441)	(4,937)
Ending balance	2,922,013	3,307,005	3,634,587
Accumulated other comprehensive loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(27,279)	(16,640)	(6,050)
Ending balance	(63,190)	(27,279)	(16,640)
Pension and other postretirement benefits:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	898	383	2,682
Net gain (loss) on pension and other postretirement benefit	(12)	(515)	2,299
Ending balance	910	898	383
Net gain (loss) arising during period
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Net gain (loss) arising during period	12	515	(2,299)
Foreign currency:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(46,028)	(31,587)	(26,650)
Cumulative translation adjustment	$ 100,489	$ (71,343)	$ 26,956
Removal of hedge designation [Extensible Enumeration]	Cumulative translation adjustment	Cumulative translation adjustment	Cumulative translation adjustment
Removal of hedge designation	$ 0	$ (10,410)	$ 0
Amount being reclassified	(124,147)	67,312	(31,893)
Reclassification of CTA to earnings upon sale of partially owned entity	2,372	0	0
Net loss on foreign currency translation	(22,865)	(14,441)	(4,937)
Ending balance	(68,893)	(46,028)	(31,587)
Foreign currency: | Investment in SuperFrio
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Reclassification of accumulated CTA on SuperFrio sale proceeds	(1,579)	0	0
Foreign currency: | Net Investment Hedging
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Amount being reclassified	(1,493)	0	0
Reclassification of derivative net investment hedge to earnings	1,493	0	0
Designated derivatives:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	17,851	14,564	17,918
Net gain (loss) on pension and other postretirement benefit	1,176	(24,478)	(11,886)
Amount being reclassified	(14,234)	27,765	8,532
Net loss on foreign currency translation	(13,058)	3,287	(3,354)
Ending balance	$ 4,793	$ 17,851	$ 14,564